Cover	Aug. 07, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2020
Entity File Number	001-32360
Entity Registrant Name	Akorn, Inc.
Entity Central Index Key	0000003116
Entity Tax Identification Number	72-0717400
Entity Incorporation, State or Country Code	LA
Entity Address, Address Line One	1925 W. FIELD COURT
Entity Address, Address Line Two	SUITE 300
Entity Address, City or Town	LAKE FOREST
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	(847)
Local Phone Number	279-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	AKRXQ
Entity Emerging Growth Company	false